Schedule 1 - Condensed Parent Company Financial Statements (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities	$ 363,788	$ 367,819	$ 368,407
Property, plant and equipment additions	(328,605)	(307,908)	(347,098)	(324,360)	(306,216)
Acquisitions of utility systems and other, net	(14,616)	(14,997)	(121,248)
Net proceeds from the sale of utility system and other assets	558	5,315	3,819
Other	279	76	(1,512)
Net cash flows used in investing activities	(292,501)	(221,563)	(364,675)
Net repayments of short-term debt	(18,342)	(43,643)	(27,388)
Proceeds from long-term debt	317,699	263,834	300,109
Repayments of long-term debt	(253,192)	(300,323)	(202,203)
Change in cash overdraft position	(322)	9,872	(10,929)
Proceeds from issuing common stock		10,290	13,190
Proceeds from exercised stock options	7,296	25,698	14,598
Share-based compensation windfall tax benefits	1,422	2,420
Repurchase of common stock	(15,756)	(12,823)	(1,464)
Dividends paid on common stock	(112,106)	(102,889)	(93,423)	(87,133)	(80,907)
Other	(793)
Net cash flows used in financing activities	(72,207)	(146,719)	(6,415)
Net decrease in cash and cash equivalents	(920)	(463)	(2,683)
Cash and cash equivalents at beginning of year	5,058	5,521	8,204
Cash and cash equivalents at end of year	4,138	5,058	5,521	8,204
Aqua America, Inc. [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash flows from operating activities	114,465	159,144	44,097
Acquisitions of utility systems and other, net	(9,329)	(266)	(105,160)
Net proceeds from the sale of utility system and other assets			79,560
Decrease (increase) in investment of subsidiary	744	50,337	(54,574)
Other	(733)	(267)	(3,681)
Net cash flows used in investing activities	(9,318)	49,804	(83,855)
Net repayments of short-term debt			(5,000)
Proceeds from long-term debt	170,790	98,956	210,317
Repayments of long-term debt	(156,000)	(230,600)	(99,212)
Proceeds from issuing common stock		10,290	13,190
Proceeds from exercised stock options	7,296	25,698	14,598
Share-based compensation windfall tax benefits	1,422	2,420
Repurchase of common stock	(15,756)	(12,823)	(1,464)
Dividends paid on common stock	(112,106)	(102,889)	(93,423)
Other	(793)
Net cash flows used in financing activities	(105,147)	(208,948)	39,006
Net decrease in cash and cash equivalents			(752)
Cash and cash equivalents at beginning of year			$ 752